Rights to Use Airport Facilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 1,505,069	$ 1,329,620	$ 1,169,432
Airport facilities [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 56,700	$ 56,698	$ 56,699